OTHER CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER CURRENT FINANCIAL ASSETS
Schedule of breakdown of other current financial assets

		2022		2023
		Balance		Balance
		Foreign currency		Foreign currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Time deposits
Related parties
BRI	Rp	—	50	—	255
BNI	Rp	—	80	—	160
Bank Mandiri	Rp	—	10	—	95
	US$	5	79	5	77
BSI	Rp	—	100	—	118
Others (each below Rp100 billion)	Rp	—	—	—	10
Third parties United Overseas Bank Limited Singapore (“UOB Singapore”)	US$	12	182	12	186
Standard Chartered Bank (Singapore) Limited (“SCB Singapore”)	US$	7	102	7	100
Others (each below Rp100 billion)	Rp	—	18	—	85
	US$	2	32	2	32
Total time deposits			653		1,118

Escrow accounts	Rp	—	383	—	214
	US$	2	30	2	24
Total escrow accounts			413		238

Mutual funds
Related parties
Others (each below Rp100 billion)	Rp	—	81	—	85
Third parties
PT Henan Putihrai Asset Management ("HPAM")	Rp	—	200	—	217
Total mutual funds			281		302

Others (each below Rp100 billion)	Rp	—	0	—	3
	US$	0	2	—	—
	MYR	0	0	0	0
Total others			2		3

Allowance for expected credit losses			(0)		(0)
Total			1,349		1,661

Schedule of interest rates on time deposits

	2022	2023
Rupiah	2.50% ‑ 5.00%	2.75% ‑ 6.75%
Foreign currencies	1.95% ‑ 5.06%	2.30% ‑ 5.85%